Commitments and Contingencies (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP.					8 Months Ended	9 Months Ended
	Oct. 26, 2021 USD ($)	Jun. 10, 2021 USD ($) $ / shares shares	Oct. 14, 2020 USD ($) shares	Sep. 15, 2020 shares	Dec. 31, 2020 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | item					3	3
Percentage of outstanding shares that will be exchanged upon effectiveness of the Merger		100.00%
Cash underwriting discount per unit | $ / shares					$ 0.20	$ 0.20
Payment of underwriter discount					$ 100,000	$ 100,000
Reimbursement of certain expenses					$ 390,000	$ 390,000
Deferred fee per unit | $ / shares					$ 0.35	$ 0.35
Deferred underwriting fee payable					$ 10,700,000	$ 10,700,000
Deferred underwriting commissions					10,685,605	10,685,605
Cash underwriting discount paid					$ 6,000,000.0	$ 6,000,000.0
Subscription Agreements [Member] | PIPE Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares agreed to issue | shares		9,400,000
Common stock, par value | $ / shares		$ 0.0001
Price per share | $ / shares		$ 10.00
Proceeds from Issuance of Common Stock		$ 94,000,000
Convertible Senior Secured Notes Subscription Agreement
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount	$ 200,000,000
Cash interest rate (as a percent)	7.00%
Paid-in-kind interest rate (as a percent)	9.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						4,000,000
Number of shares per warrant | shares						1
Exercise price | $ / shares						$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Underwriting option period					45 days	45 days
Sale of units in initial public offering, gross (in shares ) | shares				4,500,000	4,500,000	4,500,000
Number of shares agreed to issue | shares			530,301
Deferred underwriting commissions			$ 186,000
Class A ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Class B ordinary shares | Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of shares agreed to issue | shares			530,301